6. Embedded Debt Conversion (Details - Level 3) - Fair Value, Measurements, Recurring - Fair Value, Inputs, Level 3 - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Beginning balance	$ 0	$ 0
Aggregate fair value of derivative issued	148,755	0
Liability reclassification for other equity linked instruments	493,161	0
Change in fair value of derivative included in results of operations (gain) loss	22,510	0
Ending balance	$ 664,426	$ 0